                 MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
                           1221 Avenue of the Americas
                            New York, New York 10020


                                                 July 31, 2006



Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549


Re:  Morgan Stanley Global Dividend Growth Securities
       File Nos. - 33-59004; 811-7548
       Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 25, 2006.


                                         Very truly yours,

                                         /s/ Alice J. Gerstel
                                         --------------------
                                         Alice J. Gerstel
                                         Assistant Secretary



Enclosures
cc:  Amy R. Doberman